Deposits	12 Months Ended	7 Months Ended
	Dec. 31, 2010	May 21, 2009 BankUnited, FSB and Subsidiaries
Deposits

Note 9 Deposits

        The following table sets forth the average balances and weighted average rates paid on each of BankUnited's deposit categories for the year ended December 31, 2010 and the period ended December 31, 2009 (dollars in thousands):

	December 31, 2010		December 31, 2009
	Average balance	Rate	Average balance	Rate
Demand deposits:
Non-interest bearing	$440,673	0.00%	$303,810	0.00%
Interest bearing	273,897	0.72%	183,416	0.79%
Money market	1,667,277	1.20%	1,205,446	1.93%
Savings	1,203,491	1.18%	948,000	1.94%
Time	3,889,961	1.85%	5,506,320	0.93%

Total	$7,475,299	1.45%	$8,146,992	1.16%

        Time deposits accounts with balances of $100,000 or more totaled approximately $1.3 billion and $1.9 billion at December 31, 2010 and December 31, 2009, respectively. Time deposits accounts with balances of $250,000 or more totaled $297.3 million and $463.1 million at December 31, 2010 and December 31, 2009, respectively. The following table sets forth maturities of time deposits equal to or greater than $100,000 as of December 31, 2010 (in thousands):

Three months or less	$331,660
Over 3 months through 6 months	163,520
Over 6 months through 12 months	472,199
Over 12 months through 24 months	109,632
Over 24 months through 36 months	81,429
Over 36 months through 48 months	35,709
Over 48 months through 60 months	112,274

Total	$1,306,423

        Included in deposits at December 31, 2010 are $54.0 million of time deposits issued to the State of Florida and other public funds deposits totaling $27.1 million. Investment securities available for sale with a carrying value of $124.3 million were pledged as security for these deposits at December 31, 2010.

        Interest expense on deposits for the year ended December 31, 2010 and the period ended December 31, 2009, is as follows (in thousands):

	December 31, 2010	December 31, 2009
Interest bearing demand	$1,981	$890
Money market	19,999	14,283
Savings	14,243	11,295
Time	72,121	31,361

Total	$108,344	$57,829

        Interest expense on time deposits has been reduced by amortization of fair value adjustments recorded in connection with the Acquisition of $21.4 million and $79.9 million for the year ended December 31, 2010 and the period ended December 31, 2009, respectively.

Note 8 Deposits

        At May 21, 2009, the Bank had outstanding non-interest bearing deposits of $247.6 million and interest bearing deposits of $8.3 billion. Deposits as of May 21, 2009 include brokered time deposits amounting to $348.4 million.

        The following table sets forth average amounts and weighted average rates paid on each of the Bank's deposit categories for the period ended May 21, 2009 (amounts in thousands):

	May 21, 2009
	Amount	Rate
Transaction accounts, demand:
Non-interest bearing	$282,215	0.00%
Interest bearing	164,669	0.85%
Money market accounts	784,043	3.11%
Savings accounts	701,412	2.78%
Certificates of deposit	6,611,919	4.04%

Total average deposits	$8,544,258	3.66%

        Time deposit accounts with balances of $100,000 or more totaled approximately $2.8 billion at May 21, 2009, including $865.1 million with balances of $250,000 or more.

        The following table sets forth maturities of time deposits equal to or greater than $100,000 as of May 21, 2009 (in thousands):

May 21, 2009
Three months or less	$826,504
Over 3 through 6 months	593,413
Over 6 through 12 months	1,070,345
Over 12 through 24 months	195,730
Over 24 through 36 months	109,398
Over 36 through 48 months	3,427
Over 48 through 60 months	526
Over 60 months	—

Total	$2,799,343

        Included in the table above are $211.9 million of time deposits issued to the State of Florida which are collateralized by a letter of credit of $325 million at May 21, 2009.

        Interest expense on deposits for the period from October 1, 2008 through May 21, 2009, and the fiscal year ended September 30, 2008, is as follows (in thousands):

	May 21, 2009	September 30, 2008
Transaction accounts	$895	$2,146
Money market	15,576	20,017
Savings accounts	12,433	47,583
Certificates of deposit	170,666	223,109

Total	$199,570	$292,855

        On October 3, 2008, the Emergency Economic Stabilization Act ("EESA") of 2008 became effective. This legislation was passed in response to the financial crisis affecting the banking system and financial markets and threats to investment banks and other financial institutions. The EESA temporarily raises the basic limit on federal deposit insurance coverage from $100,000 to $250,000 per depositor until December 31, 2009. The legislation did not increase coverage for retirement accounts and it continues to be $250,000.

        On October 14, 2008, the FDIC announced the Temporary Liquidity Guarantee Program ("TLGP") to strengthen confidence and encourage liquidity in the banking system. The new program provides full deposit insurance coverage for non-interest bearing deposit transaction accounts in FDIC-insured institutions, regardless of the dollar amount. These are mainly payment-processing accounts, such as payroll accounts used by businesses, which frequently exceed the maximum limit of $250,000.